SCHEDULE OF GOODWILL NET (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Goodwill	$ 82,244,248
Less: Impairment of goodwill	(22,204,224)
Goodwill, net	$ 60,040,024	$ 82,244,248